Cover	Nov. 15, 2021	Nov. 02, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Nov. 15, 2021
Entity Registrant Name		InfuSystem Holdings, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35020
Entity Tax Identification Number		20-3341405
Entity Address, Address Line One		3851 West Hamlin Road
Entity Address, City or Town		Rochester Hills
Entity Address, State or Province		MI
Entity Address, Postal Zip Code		48309
City Area Code		248
Local Phone Number		291-1210
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $.0001 per share
Trading Symbol		INFU
Security Exchange Name		NYSEAMER
Entity Emerging Growth Company		false
Entity Central Index Key		0001337013
Amendment Flag		false